Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule Of Pretax Earnings From Continuing Operations

	2012	2013	2014
United States	$1,742	1,724	2,096
Non-U.S.	1,373	1,472	1,252
Total pretax earnings from continuing operations	$3,115	3,196	3,348

Schedule Of Principal Components Of Income Tax Expense

	2012	2013	2014
Current:
Federal	$750	704	742
State and local	61	60	59
Non-U.S.	466	480	516

Deferred:
Federal	(129)	(56)	(129)
State and local	(4)	2	(5)
Non-U.S.	(53)	(60)	(19)
Income tax expense	$1,091	1,130	1,164

Schedule Of Reconciliations Of U.S. Federal Statutory Tax Rate

	2012	2013	2014
Federal statutory rate	35.0%	35.0%	35.0%
State and local taxes, net of federal tax benefit	1.3	1.3	1.0
Non-U.S. rate differential	(4.0)	(4.8)	(4.2)
Non-U.S. tax holidays	(1.7)	(1.8)	(1.1)
U.S. manufacturing deduction	(1.4)	(1.6)	(1.5)
Goodwill impairment	4.6	4.8	5.3
Artesyn repatriation	—	2.2	—
Other	1.2	0.2	0.3
Effective income tax rate	35.0%	35.3%	34.8%

Schedule Of Unrecognized Tax Benefits

	2013	2014
Unrecognized tax benefits, beginning	$157	127
Additions for current year tax positions	8	9
Additions for prior year tax positions	14	25
Reductions for prior year tax positions	(26)	(19)
Reductions for settlements with tax authorities	(4)	(4)
Reductions for expiration of statutes of limitations	(22)	(18)
Unrecognized tax benefits, ending	$127	120

Schedule Of Deferred Income Tax Assets And Liabilities

	2013	2014
Deferred tax assets:
Net operating losses and tax credits	$231	238
Accrued liabilities	262	311
Postretirement and postemployment benefits	102	93
Employee compensation and benefits	256	196
Pensions	—	28
Other	124	137
Total	$975	1,003

Valuation allowances	$(131)	(154)

Deferred tax liabilities:
Intangibles	$(780)	(649)
Pensions	(38)	—
Property, plant and equipment	(255)	(258)
Other	(158)	(98)
Total	$(1,231)	(1,005)

Net deferred income tax liability	$(387)	(156)